Trade and Other Payables - Summary of Other Payables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Credit Sale Liabilities Settlement Payable	₩ 2,314,077	₩ 1,754,075